MD&A - Risk management and control	12 Months Ended
Dec. 31, 2024
MDA Risk Management And Control [Line Items]
Disclosure Of Financial Risk Management Explanatory
The Board of

Directors (the

BoD) approves

the risk

management and

control framework

of the Group,

including
the Group and

business division

overall risk

appetite. The

BoD is supported

by its Risk

Committee, which monitors

and
oversees the Group’s risk

profile and the

implementation of the

risk framework approved

by the BoD and

approves the
Group’s risk appetite methodology.

›
Refer to the “Corporate governance” section

of this report for more information about the responsibilities of the Risk Committee
and other BoD committees
The Group Executive Board (the

GEB) has overall responsibility for establishing

and implementing a risk management and
control framework in the Group, managing the risk profile

of the Group as a whole.
The

Group

CEO

has

responsibility

and

accountability

for

the

management

and

performance

of

the

Group,

has

risk
authority over

transactions, positions

and exposures,

and allocates

risk authority

delegated by

the BoD

to the

business
divisions and Group functions.
The business

division Presidents

and Group

function heads

are responsible

for the

operation and

management of

their
business divisions and Group functions, including controlling the risk appetite of the business divisions.
The regional Presidents ensure cross-divisional

collaboration in their regions

and are mandated to inform

the GEB about
any regional activities and issues that may give rise to actual or potentially material regulatory or reputational concerns.
The Group

Chief Risk

Officer (the

Group CRO)

is responsible

for developing

the Group’s

risk management

and control
framework (including risk

principles and risk appetite)

for credit, market,

country, treasury, model and

sustainability and
climate risks. This includes risk measurement and

aggregation, portfolio controls, risk reporting,

and taking decisions on
transactions,

positions,

exposures,

portfolio

limits,

and

allowances

in

accordance

with

the

risk

control

authorities
delegated to the Group CRO.
The Group

Chief Compliance

and Governance

Officer is

responsible for

developing the

Group’s risk

management and
control

framework

(including

taxonomies

and

risk

appetite)

for

non-financial

risks.

This

includes

implementing
independent control

frameworks

for compliance

and conduct,

financial crime,

and operational

risks. The

Group Chief
Compliance and Governance Officer

is also responsible

for managing governmental and

regulatory affairs, investigations,
and interactions with governments, regulators and international standard setters.
The Group Chief Financial Officer (the Group CFO) is responsible for transparency in assessing the financial performance
of the

Group

and

the

business

divisions

and

for

managing

the

Group’s

financial

accounting,

controlling,

forecasting,
planning and reporting.

The Group

Chief Operations and

Technology Officer is

responsible for driving

digitalization, delivering technology

services,
infrastructure

and

operations,

including

cybersecurity

and

information

security,

and

providing

Group-wide

data
governance.

The Group General Counsel manages the

Group’s legal affairs, including effective and timely

assessment of legal matters
impacting the Group or its businesses, and managing and

reporting all litigation matters.
The Head

Group Human Resources

& Group

Corporate Services
defines and

executes a

human resources

strategy aligned

to UBS’s
objectives, supplies real

estate infrastructure and

controls supply and

demand management activities
.
The Group

Integration Officer develops

UBS’s

integration

strategy

with

regard

to

Credit

Suisse

within

agreed

design
principles and in accordance with UBS’s strategy.
Some of these

roles and

responsibilities are

replicated on

the level

of the business

divisions, regions

and / or significant
entities of the

Group. Designated

entity risk officers

oversee and control

financial and non-financial

risks for significant
entities of UBS

as part of

the entity

control framework,

which complements

the Group’s

risk management

and control
framework.

Credit risk:
the risk of loss resulting from the failure of a client or counterparty

(including an issuer) to meet its
contractual obligations toward UBS. This includes

loan underwriting risk and settlement risk.
Loan underwriting risk:

the risk of loss arising during the holding

period of financing transactions that are intended
for further distribution.
Settlement risk:

the short-term form of credit risk arising when

UBS delivers its side of an agreed-upon transaction
but does not receive an expected value in return

from the counterparty.

Market risk:

the risk of loss resulting from adverse movements in

market variables. Market risks are actively
taken as part of trading activities but can

also arise from non-trading activities. Market variables

include observable
variables, such as interest rates, foreign exchange rates,

equity prices, credit spreads and commodity (including precious metal) prices, as well as variables that may

be unobservable or only indirectly observable,

such as volatilities and
correlations. Market risk includes issuer risk and investment risk.
Issuer risk:

the risk of loss that would occur if an issuer to

which we are exposed through tradable securities or
derivatives referencing the issuer was subject to a credit-related event.
Investment risk:

the risk associated with positions held

as financial investments.
Liquidity risk:

the risk that UBS is unable to meet business-as-usual

or stress cash / collateral flows.
Funding risk:

the risk that UBS is unable to borrow funds to

support its current business and desired
strategy.
We apply a

variety of methodologies

and measurements

to quantify the

risks of our

portfolios and potential

risk
concentrations. Risks that are

not fully reflected within standard

measures are subject to

additional controls, which may
include

preapproval

of

specific

transactions

and

the

application

of

specific

restrictions.

Models

to

quantify

risk

are
generally developed by dedicated units within control

functions and are subject to independent validation.
Risk concentrations may exist where one or several positions within or across different

risk categories could result
in significant losses relative

to UBS’s financial strength.

Identifying such risk concentrations

and assessing their potential
impact is a critical component of our risk management and

control process.
For financial risks, we consider a number of elements, such

as shared characteristics of positions, the size of the portfolio and the sensitivity of positions to changes in the underlying risk factors. Also important in our assessment is the liquidity
of the markets

where the positions

are traded, as

well as the

availability and effectiveness

of hedges or

other potential
risk-mitigating factors. Particular attention is given to identification of wrong-way risk and risk on risk. Wrong-way risk is defined as

a positive

correlation between

the size

of the

exposure and

the likelihood

of a

loss. Risk

on risk

refers to

a
situation where a position and its risk mitigation can be impacted by the same event.
For non-financial risks, risk concentrations may result from, for example, a single operational risk issue that is large on its own (i.e. it

has the potential

to produce a

single high-impact

loss or a

number of losses

that together

are high impact)
or related risk issues that may link together to create

a high impact.
Risk

concentrations

are

subject

to

increased

oversight

by

Group

Risk

Control

and

Group

Compliance,

Regulatory

&
Governance, and assessed

to determine whether they

should be reduced

or mitigated, depending on

the available means
to do

so. It is

possible that

material losses

could occur

on financial

or non-financial

risks, particularly

if the

correlations
that emerge in a stressed environment differ markedly from those envisaged by risk models.
Main sources of credit risk
–
In Global Wealth

Management,

credit risk arises

from collateralized lending, primarily against

securities, residential and
commercial

real

estate,

other

real

assets

(such

as

ships

and

aircraft),

private

equity

and

hedge

fund

interest,

and
investors’ uncalled

capital commitments,

as well

as from

collateralized clients’

derivatives trading.

In addition,

credit
risk also arises from

unsecured lending,

i.e. cash-flow-based corporate lending to

entities owned and controlled by our
Global Wealth Management clients, and recourse-based

lending.
–
A

substantial

portion

of

our

credit

risk

arises

from

Personal

&

Corporate

Banking’s

lending

exposure,

including
mortgage loans, secured mainly by owner-occupied properties and income-producing real estate, as well as corporate loans, that depends on the performance of the Swiss economy

and real estate market.
–
The Investment

Bank’s credit

risk arises

mainly from

lending, derivatives

trading and

securities financing.

Derivatives
trading and securities financing are mainly

investment grade. Loan underwriting activity can

be lower rated and gives
rise to temporary concentrated exposure.
–
Credit risk in

Non-core and Legacy

relates to large,

less-liquid structured

financing transactions,

including some

with
residential and commercial real estate collateral, a corporate loan portfolio and a counterparty credit trading portfolio
with lending against securities collateral and derivatives.
Overview of measurement, monitoring and management

techniques
–
Credit risk

from transactions

with individual

counterparties

is based

on our

estimates of

probability of

default (PD),
exposure at default (EAD) and loss given default (LGD). Limits are established for individual counterparties and groups of

related

counterparties

covering

banking

and

traded

products,

and

for

settlement

amounts.

Risk

authorities

are
approved by

the Board

of Directors

and are

delegated

to the

Group CEO,

the Group

Chief Risk

Officer (the

Group
CRO) and divisional CROs, based on risk exposure amounts,

internal credit rating and potential for losses.
–
Limits apply not only to the current outstanding

amount but also to contingent commitments and the potential future exposure of traded products.
–
The Investment Bank monitoring, measurement and limit framework distinguishes between exposures intended to be
held to maturity (take-and-hold exposures) and those intended for distribution or risk transfer (temporary exposures).
–
We use models

to derive portfolio

credit risk measures

of expected

loss, statistical loss

and stress loss

at Group-wide
and business division levels, and to establish portfolio limits.
–
Credit risk concentrations can arise if clients are engaged

in similar activities, located in the same geographical

region
or have

comparable economic

characteristics,

e.g. if

their

ability to

meet contractual

obligations

would

be similarly
affected by changes

in economic, political

or other conditions.

To avoid credit risk

concentrations, we establish

limits
and operational controls that

constrain risk concentrations at portfolio,

sub-portfolio or counterparty levels

for sector
exposure, country risk exposure and specific product exposures.
Counterparty credit

risk (CCR)

arising from

traded products,

which include

OTC derivatives,

ETD exposures

and
SFTs originating in the Investment

Bank, Non-core and Legacy,

and Group Treasury, is generally

managed on a close-out
basis. This takes

into account possible

effects of market

movements on the

exposure and any

associated collateral

over
the time

it would

take to

close out

our positions.

Limits are

applied to

the potential

future exposure

per counterparty,
with

the

size

of

the

limit

dependent

on

the

counterparty’s

creditworthiness

(as

determined

by

Risk

Control).

Limit
frameworks are also used to control overall exposure

to specific sectors. Such portfolio limits are monitored and reported to senior management.
Trading in OTC derivatives

is conducted through central

counterparties where practicable.

Where central counterparties
are not used, we have clearly defined

policies and processes for trading on a

bilateral basis. Trading is typically conducted
under bilateral International Swaps and Derivatives

Association agreements or similar master netting agreements,

which
generally

permit

close-out

and

netting

of

transactions

in

case

of

default,

subject

to

applicable

law.

For

certain
counterparties, initial margin is taken

to cover some or all of the

calculated close-out exposure. This is in addition

to the
variation

margin

taken

to

settle

changes

in

market

value

of

transactions.

For

most

major

market

participant
counterparties, we

use two-way collateral

agreements under which

either party can

be required to

provide collateral

in
the form

of cash or

marketable securities when

the exposure exceeds

specified levels. Non-cash

collateral typically consists
of well-rated government debt or other collateral acceptable to Risk Control and permitted by applicable regulations.
We

actively

manage

credit

risk

in

our

portfolios

by

taking

collateral

against

exposures

and

by

utilizing

credit
hedging.
We

use

a

scoring

model

as

part

of

a

standardized

front-to-back

process

for

credit

decisions

on

originating

or
modifying Swiss mortgage loans. The model’s two key factors

are the LTV

ratio and an affordability calculation.
The value we assign to each property is based on the lowest

value determined from model-derived valuations, the
purchase price, an asset value for IPRE and, in some cases,

an additional external valuation.
We similarly apply

underwriting guidelines

for our

Global Wealth Management

Region Americas

mortgage loan
portfolio,

taking

into

account

loan

affordability

and

collateral

sufficiency.

LTV

standards

are

defined

for

the

various
mortgage types, such

as residential mortgages

or investment properties,

based on

associated risk factors,

such as

property
type and

loan size

and purpose.

The maximum

LTV allowed

within the standard

approval process

ranges from
45 % to
80
%. In addition to

LTV, other credit risk

metrics, such as debt-to-income ratios,

credit scores and required

client reserves,
are also part of our underwriting guidelines.
A risk limit framework is applied to

the Global Wealth Management Region Americas mortgage loan portfolio. Limits are
set

to

govern

exposures

within

LTV

categories,

geographic

concentrations,

portfolio

growth

and

high-risk

mortgage
segments, such

as interest-only loans.

These limits

are monitored by

a specialized

credit risk

monitoring team and

reported
to senior

management. Supplementing

this limit

framework is

a real

estate lending

policy and

procedures framework,
set up to

govern real estate

lending activities. Quality

assurance and quality

control programs monitor

compliance with
mortgage underwriting and documentation requirements.
For our mortgage

loan portfolio

in the

Global Wealth

Management regions

of EMEA

and Asia

Pacific, we

apply global
underwriting guidelines with regional variations to allow for regulatory and market differentials. As in other regions, the underwriting guidelines

take

into account

affordability

and collateral

sufficiency. Affordability

is assessed

at a

stressed
interest

rate

using,

for

residential

real

estate,

the

borrowers’

sustainable

income

and

declared

liabilities,

and

for
commercial real estate

the quality and

sustainability of rental

income. For interest-only

loans, a declared

and evidenced
repayment strategy

must be in

place. The applicable

LTV for each

mortgage is based

on the quality

and liquidity

of the
property

and assessed

against

valuations

from bank-appointed

third-party

valuers.

Maximum

LTV

varies

from
30 % to
70
%, depending on

the type and

location of

the property, as

well as

other factors. Serviceability

may be

further supported
by personal

guarantees from

related third

parties. The

overall portfolio

is centrally

assessed against

a number

of stress
scenarios to ensure that exposures remain within predefined

stress limits.
Lombard loans are

secured by pledges of marketable

securities, guarantees and other

forms of collateral. Eligible
financial

securities

are

primarily

liquid

and

actively

traded

transferable

securities

(such

as

bonds,

equities

and

certain
hybrid securities),

and other

transferable

securities, such

as approved

structured

products

for which

regular

prices are
available and the issuer of the security provides a

market. To

a lesser degree, less-liquid collateral is also

used.
We derive lending

values by applying

discounts (haircuts) to

the pledged collateral’s

market value. Haircuts

for marketable
securities are calculated to cover a possible adverse change in market value over a given close-out period and confidence
level. Less-liquid or more volatile collateral will typically have larger haircuts.
We assess

concentration

and correlation

risks across

collateral

posted at

a counterparty

level, and

at a

divisional level
across

counterparties.

We

also

perform

targeted

Group-wide

reviews

of

concentration.

Concentration

of

collateral

in
single securities,

issuers or

issuer groups,

industry sectors,

countries, regions

or currencies

may result

in higher

risk and
reduced

liquidity.

In

such

cases,

the

lending

value

of

the

collateral,

margin

call

and

close-out

levels

are

adjusted
accordingly.
We use single-name

credit default

swaps (CDSs), credit-index

CDSs, structured

portfolio hedges (SPHs),

bespoke
protection and other instruments to actively manage credit

risk. The aim is to reduce concentrations of risk from specific counterparties,

sectors

or

portfolios

and,

for

CCR,

the

profit

or

loss

effect

arising

from

changes

in

credit

valuation
adjustments.
We have

strict guidelines

with regard

to taking credit

hedges into account

for credit

risk mitigation purposes.

For example,
when

monitoring

exposures

against counterparty

limits,

we

do not

usually apply

certain

credit risk

mitigants,

such

as
proxy

hedges

(credit

protection

on

a

correlated

but

different

name)

or

credit-index

CDSs,

to

reduce

counterparty
exposures. SPHs are

structured to achieve

true risk transfer

by providing

explicit protection against events

that could cause
a loss in the referenced hedged

positions, with the hedge

payoff matched to the actual

loss incurred on those positions
(i.e.

no

basis

risk).

Buying

credit

protection,

if

unfunded,

also

creates

credit

exposure

with

regard

to

the

protection
provider.

We

monitor

and

limit

exposures

to

credit

protection

providers

and

also

monitor

the

effectiveness

of

credit
hedges.
We have developed tools and models to estimate future credit losses that may be implicit in our current portfolio.
Exposures to individual counterparties are measured using three generally accepted parameters: PD, EAD and LGD. For a given credit facility, the product of these three parameters results in the expected loss (the EL). These parameters

are the
basis for the

majority of our

internal measures of

credit risk, and

key inputs for

regulatory capital

calculation under

the
advanced internal ratings-based (A

-IRB) approach of the

Basel III framework. We also

use models to derive the

portfolio
credit risk measures of EL, statistical loss and stress loss.

Internal UBS rating scale and mapping of external ratings
Internal UBS rating 1-year PD range, in % Description
Moody’s Investors
Service mapping S&P mapping Fitch mapping
0 and 1 0.00–0.02 Investment grade Aaa AAA AAA
2 0.02–0.05 Aa1 to Aa3 AA+ to AA– AA+ to AA–
3 0.05–0.12 A1 to A3 A+ to A– A+ to A–
4 0.12–0.25 Baa1 to Baa2 BBB+ to BBB BBB+ to BBB
5 0.25–0.50 Baa3 BBB– BBB–
6 0.50–0.80 Sub-investment grade Ba1 BB+ BB+
7 0.80–1.30 Ba2 BB BB
8 1.30–2.10 Ba3 BB– BB–
9 2.10–3.50 B1 B+ B+
10 3.50–6.00 B2 B B
11 6.00–10.00 B3 B– B–
12 10.00–17.00 Caa1 to Caa2 CCC+ to CCC CCC+ to CCC
13 >17 Caa3 to C CCC– to C CCC– to C
Counterparty is in default

Default Defaulted D D
In line with the

regulatory definition,

we report a

claim as non-performing

when: (i) it is

more than 90

days past
due; (ii) it is subject to restructuring proceedings, where

preferential conditions concerning interest

rates, subordination,
tenor,

etc. have been granted in order to avoid default of the counterparty (forbearance);

(iii) the counterparty is subject
to

bankruptcy / enforced

liquidation

proceedings

in

any

form,

even

if

there

is

sufficient

collateral

to

cover

the

due
payment; or (iv) there is other evidence that payment

obligations will not be fully met without recourse to collateral.
Default and credit impaired
UBS

uses

a

single

definition

of

default

for

classifying

assets

and

determining

the

PD

of

its

obligors

for

risk

modeling
purposes.

The

definition

of

default

is

based

on

quantitative

and

qualitative

criteria.

A

counterparty

is

classified

as
defaulted when material

payments of

interest, principal or

fees are overdue

for more than

90 days, or

more than 180 days
for certain exposures in

relation to loans to

private and commercial clients in

Personal & Corporate Banking

and to private
clients of

Global Wealth

Management Region

Switzerland. UBS

does not

consider the

general 90-day

presumption for
default recognition

appropriate

for those

portfolios, given

the cure

rates, which

show that

strict application

of the

90-
day criterion

would not

accurately reflect

the inherent

credit risk.

Counterparties are

also classified as

defaulted when:
bankruptcy,

insolvency

proceedings

or

enforced

liquidation

have

commenced;

obligations

have

been

restructured

on
preferential terms (forbearance);

or there is

other evidence that

payment obligations

will not

be fully

met without

recourse
to collateral. The latter may

be the case even

if, to date, all

contractual payments have been made

when due. If one

claim
against a counterparty is defaulted on, generally all claims against the counterparty are treated

as defaulted.
An instrument

is classified

as credit

impaired

if the

counterparty

is classified

as defaulted

and / or

the instrument

is identified
as purchased credit

impaired (PCI). An

instrument is PCI if

it has been purchased

at a deep discount to its carrying

amount
following a

risk

event

of

the

issuer

or

originated with

a

defaulted counterparty.

Once

a

financial asset

is

classified as
defaulted /

credit impaired

(except PCI),

it

is

reported as

a

stage 3 instrument

and

remains as

such

unless all

past

due
amounts

have

been

rectified,

additional

payments

have

been

made

on

time,

the

position

is

not

classified

as

credit-
restructured, and there is general

evidence of credit recovery. A three-month

probation period is applied before

a transfer
back to stages

1 or 2 can be

triggered. However,

most instruments

remain in stage

3 for a longer

period of time.
If payment

default is

imminent or

default has

already occurred,

we may

grant concessions

to borrowers

in financial
difficulties that we would otherwise not consider in the normal course of business, such as offering preferential interest rates,
extending

maturity,

modifying

the

schedule

of

repayments,

debt / equity

swap,

subordination,

etc.

When

a

forbearance
measure takes

place, each case

is considered

individually, and

the exposure

is generally

classified as

defaulted. Forbearance
classification

remains

until

the

loan

is

repaid

or

written

off,

non-preferential

conditions

are

granted

that

supersede

the
preferential conditions or the counterparty has

recovered, and the preferential conditions no

longer exceed our risk tolerance.
Contractual

adjustments

when

there

is

no

evidence

of

imminent

payment

default,

or

where

changes

to

terms

and
conditions are within our usual risk tolerance, are not considered to be forborne.
Main sources of market risk
Market risks arise from both trading and non-trading

business activities.
–
Trading market risks arise

primarily in the Investment

Bank, Non-core and Legacy

and, to a lesser

extent, Global Wealth
Management. In the Investment Bank these risks are mainly connected with primary debt and equity underwriting, as well as securities

and derivatives trading for

market-making and client facilitation.

In Non-core and

Legacy,

market risks
arise mainly from structured trades, portfolios

of loans and securitized products, and

both complex and simple credit,
interest rate

and equity

derivative transactions.

A limited

contribution to

market risk

in Global

Wealth Management
comes from municipal securities and taxable fixed-income securities.
–
Non-trading market

risks arise predominantly

in the form

of interest rate

and foreign exchange

risks connected

with
personal banking and lending in our wealth management

businesses, the Swiss business of our Personal & Corporate
Banking business division, the Investment Bank’s lending

business, and treasury activities.
–
Group Treasury assumes market risks

in the process of

managing interest rate risk, structural foreign

exchange risk and
the Group’s liquidity and funding profile, including high-quality liquid assets (HQLA).
–
Equity and

debt

investments

can

also give

rise to

market

risks, as

can

some aspects

of employee

benefits,

such

as
defined benefit pension schemes.
Overview of measurement, monitoring and management techniques
–
Market

risk limits

are

set for

the Group,

the

business

divisions and

Group

Treasury

at granular

levels in

the various
business lines, reflecting the nature and magnitude of the

market risks.
–
Management value-at-risk (VaR) measures exposures under

the market risk framework, including trading market risks
and some non-trading

market risks.

Non-trading market

risks not included

in VaR

are covered

in the risks

controlled
by the Market and Treasury Risk Control functions.
–
Our primary portfolio measures of market risk are liquidity-adjusted stress loss and VaR. Both are subject to limits that
are approved

by the

Board of

Directors (the

BoD). Market

risk measurement

for certain

legacy Credit

Suisse components
can differ from

the UBS Group

excluding the aforementioned legacy

Credit Suisse components,

as set out

below. These
positions continue to be managed

on legacy Credit Suisse infrastructure

until full migration of these positions

to UBS
infrastructure or the liquidation of the positions.
–
These measures are

complemented by

concentration and

granular limits for

general and specific

market risk factors.
Our trading businesses are subject

to multiple market risk limits, which

take into account the extent of

market liquidity
and volatility, business outlook and growth,

and, for our single-name exposures, issuer credit quality.
–
Trading

market

risks

are

managed

at

portfolio

level.

As

risk

factor

sensitivities

change

due

to

new

transactions,
transaction expiries or changes

in market levels, risk

factors are dynamically

rehedged to remain

within limits. We

do
not generally seek to distinguish in the trading portfolio between specific positions and associated hedges.
–
Issuer

risk

for

credit

products

is

controlled

by

limits

applied

at

the

business

division

level

based

on

jump-to-zero
measures, which estimate maximum default exposure (the

default event loss assuming zero recovery).
–
Non-trading

foreign

exchange

risks

are

managed

under

market

risk

limits,

with

the

exception

of

Group

Treasury
management of consolidated capital activity.
Our CRO Treasury function applies a holistic risk framework, setting the appetite for treasury-related risk-taking activities across the

Group. Key

elements

of the

framework

include an

overarching

regulatory

(interest rate

risk in

the banking
book (IRRBB)) delta

economic value of

equity (EVE) target, set

by the BoD. Limits

are also set by

the BoD to balance

the
effect of foreign

exchange movements on

our common equity

tier 1 (CET1) capital

and CET1 capital

ratio. Non-trading
interest rate and foreign exchange risks are included in Group-wide statistical and stress-testing metrics, which flow into
our risk appetite framework.
Equity

and

debt

investments

are

subject

to

a

range

of

risk

controls,

including

preapproval

of

new

investments

for
commercial purposes by business

management and Risk Control

and regular monitoring and

reporting by Group Finance.
They are also included in Group-wide statistical and stress-testing metrics.
Debt investments classified

as Financial assets

measured at

fair value through

other comprehensive

income as of
31 December

2024

can

broadly

be

categorized

as

money

market

instruments

and

debt

securities

primarily

held

for
statutory,

regulatory or liquidity reasons.
The risk control framework applied to debt instruments classified as Financial assets measured at fair value through other
comprehensive

income depends

on the nature

of the instruments

and the purpose

for which

we hold them.

Our exposures
may be included in

market risk limits

or be subject to

specific monitoring

and interest rate

sensitivity

analysis. They

are also
included in

our Group-wide

statistical and

stress-testing

metrics, which

flow into our

risk appetite

framework.

Debt instruments

classified

as Financial

assets

measured

at fair

value through

other

comprehensive

income

had a

fair
value of USD 2.2 bn as of 31 December 2024 (31 December 2023: USD 2.2 bn).
The portfolio

populations for

management and

regulatory VaR

are slightly

different. The

one for

regulatory VaR

meets
regulatory

requirements

for

inclusion

in

regulatory

VaR.

Management

VaR

includes

a

broader

range

of

positions.

For
example, regulatory

VaR excludes

credit spread

risks from

the securitization

portfolio, which

are treated

instead under
the securitization approach for regulatory purposes.
We also

use stressed

VaR (SVaR)

for the

calculation of

market risk

RWA. SVaR

uses broadly

the same

methodology as
regulatory

VaR and

is calculated

using the

same

population,

holding

period (10-day)

and confidence

level (
99%). For
SVaR, both for the UBS Group excluding certain

legacy Credit Suisse components and the aforementioned

legacy Credit
Suisse components, the most

significant one-year period

of financial stress from

a historical dataset covering

the period
from 1 January 2007 to the present is identified.

Management value-at-risk (1-day, 95% confidence level, 5 years of historical data) of the business divisions and Group
Items excluding certain legacy Credit Suisse components, by general market risk type
1,2
For the year ended 31.12.24
USD m Equity
Interest
rates
Credit
spreads
Foreign
exchange Commodities
Min. 0 11 6 1 2
Max. 12 24 16 9 14
Average 4 16 9 4 4
31.12.24 1 20 10 3 4
Total management VaR 5 23 12 11 Average (per business division and risk type)
Global Wealth Management 1 2 2 1 0 1 2 0 0
Personal & Corporate Banking 0 0 0 0 0 0 0 0 0
Asset Management 0 0 0 0 0 0 0 0 0
Investment Bank 3 23 11 10 4 15 8 3 4
Non-core and Legacy 1 3 1 1 0 1 1 0 0
Group Items 4 12 5 6 1 4 3 1 0
Diversification effect
3,4
(6) (8) (1) (5) (4) (1) 0
For the year ended 31.12.23
USD m Equity
Interest
rates
Credit
spreads
Foreign
exchange Commodities
Min. 3 9 3 1 1
Max. 19 21 19 10 10
Average 9 12 6 2 3
31.12.23 11 19 7 2 3
Total management VaR 7 25 15 19 Average (per business division and risk type)
Global Wealth Management 1 2 1 2 0 1 2 0 0
Personal & Corporate Banking 0 0 0 0 0 0 0 0 0
Asset Management 0 0 0 0 0 0 0 0 0
Investment Bank 5 23 14 18 9 12 5 2 3
Non-core and Legacy 1 2 1 1 0 1 1 0 0
Group Items 3 6 4 5 1 4 3 1 0
Diversification effect
3,4
(6) (7) (1) (5) (4) (1) 0
1 The legacy Credit Suisse components not

included in the UBS Group management VaR

predominantly reflect the portfolio in Non-core and Legacy.

These positions continue to be managed on legacy

Credit Suisse
infrastructure based on legacy Credit Suisse management VaR methodology until full migration of these positions to UBS infrastructure or the liquidation of the positions. This process is ongoing, and the management
VaR of the legacy Credit Suisse components is

expected to continue decreasing over time.

2 Statistics at individual levels may not be

summed to deduce the corresponding aggregate figures. The minima and maxima for each level

may occur on

different days, and,

likewise, the

VaR for

each business line

or risk type,

being driven by

the extreme loss

tail of the

corresponding distribution of

simulated profits and

losses for that
business line or risk type,

may well be driven by different

days in the historical time series,

rendering invalid the simple

summation of figures to arrive at

the aggregate total.

3 The difference between the

sum of
the standalone VaR

for the business

divisions and Group

Items and the

total VaR.

4 As the

minima and maxima for

different business divisions

and Group Items

occur on different

days, it is

not meaningful to
calculate a portfolio diversification effect.
Actual realized market risk losses may differ

from those implied by VaR

for a variety of reasons.
–
VaR is calibrated to a specified level of confidence and

may not indicate potential losses beyond this confidence

level.
–
The 1-day time horizon used

for VaR for internal management

purposes (a 10-day horizon for regulatory

VaR) may not
fully capture market risk of positions that cannot be closed out or hedged within the specified period.
–
In

some

cases,

VaR

calculations

approximate

the

effect

of

changes

in

risk

factors

on

the

values

of

positions

and
portfolios.

–
Effects

of

extreme

market

movements

are

subject

to

estimation

errors,

which

may

result

from

non-linear

risk
sensitivities,

and

the

potential

for

actual

volatility

and

correlation

levels

to

differ

from

assumptions

implicit

in

VaR
calculations.
–
The choice of a

longer historical window means

sudden increases in market

volatility will tend not

to increase VaR as
quickly as

the use

of shorter

historical observation

periods, but

such increases

will affect

VaR for

a longer

period of
time. Similarly, after periods

of increased volatility, as markets

stabilize, VaR predictions will remain

more conservative
for a period of time, influenced by the length of the historical observation period.

SVaR is subject

to the limitations

noted for VaR

above, but the

use of one-year

datasets avoids the

smoothing effect of
longer datasets used

for VaR. In addition,

the ability to

select a one-year

period outside of

recent market

history allows
for a

wider variety

of potential

loss events.

Therefore, although

the significant

period of

stress during

the 2007–2009
financial crisis is no

longer contained in the

look-back window used for management

and regulatory VaR, SVaR

continues
to use that data. This approach

aims to reduce the procyclicality of the regulatory capital

requirements for market risks.
We recognize

that no

single measure

can encompass

all

risks associated

with a

position or

portfolio. We

use a

set of
metrics

with

both

overlapping

and

complementary

characteristics

to

create

a

holistic

framework

that

aims

to

ensure
material completeness of risk

identification and measurement. As

a statistical aggregate

risk measure, VaR supplements
our comprehensive stress-testing framework.
We also have a framework to identify and quantify potential

risks not fully captured by our VaR model and refer

to such
risks as risks not in VaR. The framework underpins these potential risks with additional regulatory capital.
In January 2024 we made two material VaR model changes to the VaR model of the UBS Group excluding certain legacy Credit

Suisse components:

(i) the integration

of time

decay into

regulatory VaR

and stressed

VaR

for derivatives
with optionality;

and (ii) an improvement

in the profit or

loss representation

of derivatives with multiple

underlyings. As
reported

in the

UBS Group

first quarter

2024 report,

the two

changes resulted

in a

significant increase

in market

risk
RWA.

In the

second quarter

of 2024,

certain components

of the

legacy Credit

Suisse VaR

model were

upgraded: (i) the

full-
revaluation

framework

was

extended

to

include

interest

rate

and

interest

rate

volatility

risk

factors;

(ii) empirical
correlations in the aggregation of specific risk

for the price risk of fund-linked products were added; and

(iii) a two-factor
regression model for traded loans was introduced. These changes did not have a material impact on market risk RWA.
IRRBB arises

from balance

sheet positions

such as

Amounts due

from banks,

Loans and

advances to

customers,
Financial assets at fair

value not held for

trading, Financial assets

measured at amortized

cost, Customer deposits,

Debt
issued measured

at amortized

cost, and

Derivative financial

instruments, including

those subject

to hedge

accounting.
Fair value changes to these positions may affect other comprehensive income (OCI) or the income statement, depending on their accounting treatment.
Our largest

banking book

interest rate

exposures arise

from customer

deposits and

lending products

in Global

Wealth
Management and Personal & Corporate Banking, as

well as from debt issuance, liquidity buffers and

interest rate hedges
in Group Treasury. The inherent interest rate risks stemming from Global Wealth Management and Personal & Corporate
Banking are generally

transferred to Group

Treasury, to manage

them centrally together

with our modeled

interest rate
duration assigned to equity, goodwill and real estate. This makes the netting of interest rate risks across different sources
possible, while leaving

the originating businesses

with commercial margin and

volume management. The residual

interest
rate risk is mainly hedged with interest rate swaps, to the vast majority of which we apply hedge accounting. Short-term exposures and HQLA classified as Financial assets

at fair value not held for trading

are hedged with derivatives accounted
for on a mark-to-market basis. Long-term fixed-rate debt

issued and HQLA hedged with external interest rate swaps are designated in fair value hedge accounting relationships.
Risk management and governance
IRRBB is measured using several metrics, the most

relevant of which are the following.
–
EVE sensitivity

to yield

curve moves

is calculated

as changes

in the

present value

of future

cash flows

irrespective of
accounting treatment.

These yield curve

moves are also

the key

risk factors for

statistical and stress-based

measures,
e.g. VaR and stress scenarios, as well as the

regulatory interest rate scenarios. These are

measured and reported daily.
The regulatory IRRBB

EVE exposure is

the most adverse

regulatory interest rate scenario

that is netted

across currencies.
It excludes the sensitivity from additional tier 1 (AT1) capital instruments (as per specific FINMA requirements) and the
modeled interest rate duration assigned to equity, goodwill

and real estate. UBS also applies granular internal interest rate shock scenarios to its banking book positions to monitor its specific risk profile.

–
Net

interest

income

(NII) sensitivities

to yield

curve

moves

are

calculated

as changes

of baseline

NII over

a

set time
horizon, which we

internally compute

by assuming interest

rates in all

currencies develop

according to their

market-
implied forward rates and assuming constant business volumes and product mix and no specific management actions.
The sensitivities are measured and reported monthly.

We actively

manage IRRBB,

with the

aim of

reducing the

volatility of

NII subject

to limits

and triggers

for EVE

and NII
exposure at consolidated and significant legal entity levels.
The Group Asset

and Liability Committee

(the Group

ALCO) and, where

relevant, ALCOs at

a legal entity

level perform
independent

oversight

over

the

management

of

IRRBB,

which

is

also

subject

to

Group

Internal

Audit

and

model
governance.
›
Refer to “Group Internal Audit” in the “Corporate

governance” section of this report and to

“Risk measurement” in this section for
more information
Key modeling assumptions
The cash

flows from

customer deposits

and lending

products used

in calculation

of EVE

sensitivity exclude

commercial
margins and

other spread

components, are

aggregated

by daily

time buckets

and are

discounted using

risk-free

rates.
Our external issuances are discounted using UBS’s senior debt curve,

and capital instruments are modeled to the first call
date. NII

sensitivity,

which includes

commercial margins,

is calculated

over a

one-year time

horizon, assuming

constant
balance sheet structure and volumes, and considers

embedded interest rate options.
The average repricing

maturity of non-maturing

deposits and

loans is

determined via

target replication

portfolios designed
to protect

product margins. Optimal

replicating portfolios are

determined at granular

currency- and product-specific

levels
by simulating and applying a real-world market rate

model to historically calibrated client rate and volume models.
We use

an econometric

prepayment model

to forecast

prepayment rates

on US

mortgage loans

in UBS

Bank USA

and
agency mortgage-backed securities (MBSs) held in various liquidity portfolios of UBS Americas Holding LLC consolidated.
These

prepayment

rates

are

used

to

forecast

both

mortgage

loan

and

MBS

balances

under

various

macroeconomic
scenarios.

The

prepayment

model

is

used

for

a

variety

of

purposes,

including

risk

management

and

regulatory

stress
testing. Swiss mortgages and fixed-term deposits generally

do not carry similar optionality, due to prepayment and

early
redemption penalties.
The EVE sensitivity

in the UBS

Group banking

book to a

+1-basis-point parallel shift

in yield curves

was negative
USD 37.3
m as of 31

December 2024, compared

with negative USD
30.1
m as of 31

December 2023. This

excluded the
sensitivity of

USD
5.5
m from

AT1

capital instruments

(as per

specific FINMA

requirements)

in contrast

to general

BCBS
guidance.

The

exposure

in

the

banking

book

of

the

UBS

Group

increased

in

2024,

driven

by

net

interest

income
stabilization initiatives.
The majority

of our

IRRBB is

a reflection

of the

net asset

duration that

we ran

to offset

our modeled

sensitivity of

net
USD 29.4
m (31 December 2023:

USD
24.3
m) assigned to

our equity, goodwill and real

estate, with the

aim of generating
a

stable

NII contribution.

Of

this,

USD
17.1
m

and

USD
10.6
m

were

attributable

to the

US

dollar

and

the

Swiss

franc
portfolios, respectively,

(31 December 2023: USD
17.6 m and USD 5.6 m, respectively).
Net interest income sensitivity
The main NII

sensitivity in the

banking book resides

in Global Wealth

Management and Personal

& Corporate

Banking.
We

assign a

target

duration

to our

investment

of equity

portfolio,

and

Group

Treasury

actively

manages

the

residual
IRRBB. This

sensitivity is

assessed using

a number

of scenarios

assuming parallel

and non-parallel

shifts in

yield curves,
with various

degrees

of

severity,

and we

have

set

and

monitor

thresholds

for

the

NII sensitivity

to

immediate

parallel
shocks of –200 and +200 basis points under the assumption of no change to balance sheet size and product mix, stable
foreign exchange rates, and no specific management

action.
In addition to the aforementioned sensitivity, we calculate

the six interest rate shock scenarios prescribed by FINMA. The
“Parallel up” scenario, assuming all positions were measured at fair value, was the most severe and would have resulted in a

change in

EVE of

negative USD
6.7 bn, or 7.6
%, of

our tier 1

capital (31 December

2023: negative

USD
5.7 bn, or
6.2%), which is well below the 15
% threshold as per the BCBS supervisory outlier test

for high levels of IRRBB.
The

immediate

effect

on our

tier 1

capital

in

the

“Parallel

up”

scenario

as

of 31

December

2024 would

have

been

a
decrease of

approximately USD
0.9 bn, or 1.0
% (31 December

2023: USD
0.9 bn, or 0.9
%), reflecting

the fact

that the
vast majority of our banking book

is accrual accounted or subject to hedge

accounting. The “Parallel up” scenario would
subsequently have a positive effect on NII, assuming a constant balance sheet.
As

the

overall

interest

rate

risk

sensitivity

shows

a

greater

impact

from

slower

asset

repricing

compared

with

faster
liabilities repricing, the “Parallel down”

scenario was the most beneficial and

would have resulted in a change

in EVE of
positive USD 7.2 bn (31 December 2023: positive USD 5.9
bn) and a small positive immediate effect on our tier 1

capital.

Interest rate risk – banking book
31.12.24
USD m
Effect on EVE
1

– FINMA
Effect on EVE
1

– BCBS
Scenarios CHF EUR GBP USD Other Total
Additional tier 1 (AT1) capital
instruments Total
+1 bp (10.5) (1.4) (0.3) (24.6) (0.5) (37.3) 5.5 (31.7)
Parallel up
2
(1,509.7) (263.7) (65.5) (4,758.9) (95.6) (6,693.4) 1,000.4 (5,693.0)
Parallel down
2
1,643.9 295.9 76.2 5,068.6 101.1 7,185.8 (1,173.0) 6,012.8
Steepener
3
(749.1) (10.4) (12.7) (1,255.4) (9.7) (2,037.3) 168.0 (1,869.3)
Flattener
4
464.0 (33.3) (0.2) 161.0 (10.5) 581.0 61.0 642.1
Short-term up
5
(149.4) (112.2) (22.8) (1,820.7) (46.1) (2,151.1) 484.4 (1,666.7)
Short-term down
6
132.6 112.2 23.3 1,931.8 46.6 2,246.5 (504.4) 1,742.2
31.12.23
USD m
Effect on EVE
1

– FINMA
Effect on EVE
1

– BCBS
Scenarios CHF EUR GBP USD Other Total
Additional tier 1 (AT1) capital
instruments Total
+1 bp (3.7) (0.6) 0.1 (26.0) 0.2 (30.1) 4.9 (25.2)
Parallel up
2
(548.9) (119.3) 16.2 (5,027.2) (0.9) (5,680.2) 904.6 (4,775.5)
Parallel down
2
561.8 124.3 (29.2) 5,216.0 2.8 5,875.7 (1,044.5) 4,831.3
Steepener
3
(305.3) (13.1) (11.9) (1,037.0) (33.8) (1,401.1) 93.4 (1,307.6)
Flattener
4
189.6 (5.0) 14.0 (124.2) 30.8 105.2 109.6 214.8
Short-term up
5
(27.3) (39.4) 19.4 (2,171.3) 23.9 (2,194.7) 486.3 (1,708.4)
Short-term down
6
26.5 41.8 (21.8) 2,312.1 (26.8) 2,331.9 (507.8) 1,824.1
1 Economic value

of equity.

2 Rates across

all tenors move

by ±150 bps

for Swiss franc,

±200 bps for

euro and US

dollar, and

±250 bps for

pound sterling.

3 Short-term rates

decrease and long-term

rates
increase.

4 Short-term rates increase and long-term rates decrease.

5 Short-term rates increase more than long-term rates.

6 Short-term rates decrease more than long-term rates.
We make direct investments in a variety of entities and buy equity holdings in both listed and unlisted companies, with the aim of supporting

our business activities and delivering

strategic value to the

firm. This includes investments

in
exchange

and

clearing

house

memberships,

as

well

as

minority

investments

in

early-stage

fintechs

and

technology
companies via

UBS Next.

We

may also

make investments

in funds

that we

manage

in order

to fund

or seed

them

at
inception or to demonstrate that our interests align with those of investors. We also buy, and are sometimes required by
agreement or regulation to buy,

securities and units from investment vehicles

that we have sold to clients.
The

fair

value

of

equity

investments

tends

to

be

influenced

by

factors

specific

to

the

individual

investments.

Equity
investments are generally intended

to be held for the

medium or long term

and may be subject

to lock-up agreements.
For these reasons,

we generally do

not control these

exposures by using

market risk measures

applied to trading

activities.
However, such equity investments are subject to a different

range of controls, including preapproval of new investments
for

commercial

purposes

by

business

management

and

Risk

Control,

portfolio

and

concentration

limits,

and

regular
monitoring and reporting to

senior management. They are

also included in our Group

-wide statistical and stress-testing
metrics, which flow into our risk appetite framework.
As of

31 December 2024, we

held equity investments

and investment fund

units totaling USD
6.8 bn (31 December 2023:
USD 7.2 bn), of which USD 4.5 bn (31 December 2023: USD 4.8 bn) was classified as Financial assets at fair value not held for trading and USD 2.3 bn (31 December 2023: USD 2.4 bn) as Investments in associates .
VaR

is a

statistical

measure

of market

risk, quantifying

the potential

market risk

losses over

a

set time

horizon
(holding period) at an established level of

confidence. VaR

assumes no change in the Group’s

trading positions over the
set time horizon.
We calculate VaR daily.

The profit or loss

distribution from which VaR

is estimated is

derived from our internally

developed
VaR model,

which simulates

returns over

the holding

period for

risk factors

our trading

positions are

sensitive to,

and
subsequently

quantifies the profit / loss effect

of these risk

factor returns on

our trading positions. Systematic

commodity,
credit,

equity,

foreign

exchange

rate

and

interest

rate

risk

factor

returns

are

based

on

a

pure

historical

simulation
approach. An unweighted

five-year look-back window

is used for the

UBS Group excluding certain

legacy Credit Suisse
components and an exponentially weighted two-year window for the aforementioned legacy Credit Suisse components.
Modeling idiosyncratic

and specific

risks for

equity and

credit risk

factors using

historical simulation

is challenging,

due
to the

limited availability

of continuous

good-quality historical

data. Wherever

possible, historical

simulation to

model-
specific risk is used for

the legacy Credit Suisse components; however, both traded market risk portfolios rely upon factor
models

to

distinguish

systematic

and

idiosyncratic

returns.

For

the

UBS

Group

excluding

certain

legacy

Credit

Suisse
components, idiosyncratic

returns are simulated

through a Monte

Carlo model, aggregating

the sum of

systematic and
residual returns

in such

a way

that systematic

and residual

risk are

consistently

captured.

For

the legacy

Credit

Suisse
components, the available

distribution of idiosyncratic

returns is used

to determine an

extreme scenario for

a given risk
factor’s

specific

risk;

the

resultant

VaR

and extreme

scenario

loss for

a

given

risk

factor

are

aggregated

using

a

zero-
correlation assumption.

For both the UBS Group excluding certain legacy Credit Suisse components and the aforementioned legacy Credit Suisse components,

VaR

models

are

used for

internal

management

purposes

and

for

determining

market

risk risk-weighted
assets

(RWA),

although

the

two

use

cases

consider

different

confidence

levels

and

time

horizons.

For

internal
management purposes, risk

limits are established and

exposures measured using

VaR at a
95
% confidence level for

the
UBS Group

excluding

certain

legacy

Credit

Suisse

components

and
98
% for

the

aforementioned

legacy

Credit

Suisse
components,

with a 1-day holding period, aligned to the

way we consider the risks associated with our trading

activities.
The regulatory

measure of

market risk

used to

underpin the

market risk

capital requirements

under Basel III

involves a
measure equivalent to a 99
% confidence level using a 10-day holding

period. To calculate a 10-day holding period

VaR,
we use 10-day risk factor returns.